Partners' Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended	7 Months Ended	12 Months Ended
	Jan. 23, 2017 shares	Jul. 20, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Related Party Transaction
Common unitholders - units issued | shares			35,490,000	20,505,000
Common unitholders - units outstanding | shares			35,490,000	20,505,000
Series A Preferred Units issued | shares			3,000,000	3,000,000
Series A Preferred Units outstanding | shares			3,000,000	3,000,000
General Partner unitholders - units issued | shares			35,526	35,526
General Partner unitholders - units outstanding | shares			35,526	35,526
Issuance of Series A preferred units, net of issuance costs paid			$ 0	$ 0	$ 72,446
Total distributions paid to all classes of unitholders			$ 66,857	66,856	62,207
Distribution 4 - FY 2016
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date			Jan. 01, 2017
Distributions paid, Per unit | $ / shares			$ 0.4225
Total distributions paid to all classes of unitholders			$ 15,000
Distributions per unit declared - distribution date			Jan. 19, 2017
Distributions per unit declared - record date			Jan. 11, 2017
Distribution 1 - FY 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 12, 2017
Distributions paid, Per unit | $ / shares			$ 0.4225
Total distributions paid to all classes of unitholders			$ 15,000
Distributions per unit declared - distribution date			Apr. 28, 2017
Distributions per unit declared - record date			Apr. 21, 2017
Distribution 2 - FY 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date			Jul. 01, 2017
Distributions paid, Per unit | $ / shares			$ 0.4225
Total distributions paid to all classes of unitholders			$ 15,000
Distributions per unit declared - distribution date			Jul. 18, 2017
Distributions per unit declared - record date			Jul. 11, 2017
Distribution 3 - FY 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date			Oct. 02, 2017
Distributions paid, Per unit | $ / shares			$ 0.4225
Total distributions paid to all classes of unitholders			$ 15,000
Distributions per unit declared - distribution date			Oct. 19, 2017
Distributions per unit declared - record date			Oct. 12, 2017
General Partner
Related Party Transaction
General Partner Distributions			$ 129	$ 127	$ 130
Series A Preferred
Related Party Transaction
Units issued | shares		3,000,000			3,000,000
Preferred Stock Dividend Rate Percentage		9.00%	9.00%
Preferred stock liquidation preference | $ / shares		$ 25
Issuance of preferred units, net of issuance costs incurred		$ 72,300
Underwriting discounts and commissions		2,400
Offering costs		$ 300
Series A Preferred | Distribution from November 12, 2016 to February 11, 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date			Jan. 19, 2017
Distributions paid, Per unit | $ / shares			$ 0.5625
Distributions per unit declared - distribution date			Feb. 13, 2017
Distributions per unit declared - record date			Feb. 05, 2017
Series A Preferred | Distribution from February 12, 2017 to May 11, 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 21, 2017
Distributions paid, Per unit | $ / shares			$ 0.5625
Distributions per unit declared - distribution date			May 12, 2017
Distributions per unit declared - record date			May 05, 2017
Series A Preferred | Distribution from May 12, 2017 to August 11, 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date			Jul. 19, 2017
Distributions paid, Per unit | $ / shares			$ 0.5625
Distributions per unit declared - distribution date			Aug. 14, 2017
Distributions per unit declared - record date			Aug. 05, 2017
Series A Preferred | Distribution from August 12, 2017 to November 11, 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Oct. 19, 2017
Distributions paid, Per unit | $ / shares			$ 0.5625
Distributions per unit declared - distribution date			Nov. 13, 2017
Distributions per unit declared - record date			Nov. 05, 2017
Sponsor
Related Party Transaction
Common unitholders - units outstanding | shares			15,595,000
Ownership percentage in Dynagas LNG Partners LP			43.90%
Partners' subordinated units converted | shares	14,985,000
Subordinated units converted to Common, Conversion Basis			one-for-one basis
Subordinated units converted to Common, Conversion Ratio	1
After subordination period
Related Party Transaction
Distribution payment terms			First, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.